Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Supplementary Financial Statement Information [Abstract]
Revenue recognized	$ 164	$ 390	$ 207	$ 645
Major customer –revenues percentage			10.00%
Revenue percentage			10.00%